[TEXT]				UNITED STATES SECURITIES EXCHANGE COMMISSION
					WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  June 30, 1999

Institutional Investment Manager Filing this Report:

Name:		Gintel Asset Management, Inc.
Address:	6 Greenwich Office Park
		Greenwich, CT 06831

13F File Number:

The institutional investment manager filing this report and the person by by whom it is signed hereby represent that the person signing the report is authorized to subional Investment Manager F